BORROWINGS - Composition of borrowings (Details) £ in Millions, € in Billions, $ in Billions	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Borrowings
Current	£ (1,451)			£ (656)
Non-current	(7,407)			(8,800)
Total borrowings	(8,858)			(9,456)
Commercial paper | Euro
Borrowings
Nominal value | €			€ 2
Commercial paper | USD
Borrowings
Nominal value | $		$ 10
Loan and overdrafts
Borrowings
Current	(48)			(60)
Total borrowings	(48)			(60)
Lease liabilities
Borrowings
Current	(46)			(48)
Non-current	(76)			(89)
Total borrowings	(122)			(137)
Non-voting preference shares
Borrowings
Non-current	(25)			(25)
Total borrowings	(25)			(25)
Bonds
Borrowings
Current	(1,357)			(548)
Non-current	(7,306)			(8,686)
Total borrowings	£ (8,663)			£ (9,234)